Property and equipment (Details) (CAD)	Dec. 31, 2014	Dec. 31, 2013
Gross property and equipment	2,676,230	2,634,423
Less accumulated depreciation, amortization and impairment	(2,438,766)	(2,371,605)
Net property and equipment	237,464	262,818
Survey equipment
Gross property and equipment	643,319	626,286
Furniture and other equipment
Gross property and equipment	528,420	528,420
Computers and software
Gross property and equipment	1,100,593	1,097,560
Leasehold improvements
Gross property and equipment	403,898	382,157